S000016639 [Member] Expense Example - Western Asset Short-Term Bond Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 295
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,183
Class C1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,196
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	598
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,465
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,652
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	$ 550